Schedule of earning per share Basic (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Losses Per Share
Net profit (loss) from continuing operations attributable to equity holders of the Company (€ in thousand)		€ (73,425)	€ (64,393)	€ (1,744)
Weighted average number of outstanding shares	[1]	97,619,320	90,757,173	91,744,268
Basic earnings (losses) from continuing operations per share (€ per share)		€ (0.75)	€ (0.71)	€ (0.02)

[1]	Potentially dilutive securities (2021: 5,846,267